SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - New Accounting Pronouncements Recently Adopted or Not Yet Adopted (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) ¥ / $
Recently issued accounting pronouncements
Income tax expense	$ 55,325	¥ 359,958	¥ 287,120	¥ 196,529
Franchisor Revenue	274,605	1,786,660	1,411,156	1,123,979
Net revenue	1,255,736	8,170,196	6,538,631	5,774,624
Retained earnings	423,238		1,812,174			¥ 2,753,715
Accumulated other comprehensive income (loss)	25,816		(4,503)			167,965
Future minimum operating lease commitments						25,087,674
Restricted cash	$ 73,982		500			¥ 481,348
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | ¥ / $	6.5063					6.5063
ASU 2016-09 | Adjustment
Recently issued accounting pronouncements
Income tax expense		(46,235)
Excess tax benefits from equity-based compensation presented as an operating activity		46,235	18,645	12,838
Excess tax benefits from equity-based compensation reclassified from financing activity to operating activities			¥ (18,645)	¥ (12,838)
ASU 2014-09 | Proforma adjustment
Recently issued accounting pronouncements
Franchisor Revenue		(17,003)
Net revenue		68,607
Operating expenses		¥ 63,469
ASU 2016-01 | Proforma adjustment
Recently issued accounting pronouncements
Retained earnings					¥ 40,640
Accumulated other comprehensive income (loss)					¥ (40,640)